Segment Information - Schedule of Reportable Segments Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Assets by Segment	$ 3,659,042		$ 3,524,507	$ 1,485,196
Revenue by segment	1,704,273	$ 1,726,324	7,546,437	6,352,886
Cost of sales by segment	1,196,438	1,241,030	5,532,983	4,329,070
Operating expenses	626,552	574,684	2,446,860	1,960,863
Operating (loss) income by segment	(118,717)	(89,390)	(433,406)	62,953
Renewable Systems Integration [Member]
Assets by Segment	1,640,549		1,540,423	27,589
Revenue by segment	49,514	31,789
Cost of sales by segment	37,785	31,617
Operating expenses	167,540	161,692
Operating (loss) income by segment	(155,811)	(161,520)
Non-renewable Systems Integration [Member]
Assets by Segment	2,018,493		1,984,084
Non-renewable Systems Integration [Member]
Assets by Segment				1,457,607
Revenue by segment	1,654,759	1,694,535	7,505,889	6,266,967
Cost of sales by segment	1,158,653	1,209,413	5,492,607	4,241,421
Operating expenses	459,012	412,992	1,881,160	1,699,745
Operating (loss) income by segment	$ 37,094	$ 72,130	132,122	325,586
Renewable Systems Integration - Related Party [Member]
Revenue by segment			40,548	85,919
Cost of sales by segment			40,376	87,649
Operating expenses			565,700	261,118
Operating (loss) income by segment			$ (565,528)	$ (262,633)